ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS - Disclosure of detailed information about selling and marketing expenses (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees	[1]	$ 912	$ 724	$ 852
Other Cost of sales expenses		6,387	3,229	0
Selling and marketing expenses		5,356	7,069	10,788
Selling and marketing expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Salaries		2,604	3,455	5,677
Selling and Marketing		326	832	1,568
Professional fees		28	13	36
Depreciation		1,426	1,627	2,320
Other Cost of sales expenses		972	1,142	1,187
Selling and marketing expenses		$ 5,356	$ 7,069	$ 10,788

[1]	Includes management fees charges during the years ended December 31, 2025, 2024 and 2023 of $526, $481 and $475, respectively.